INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INCOME TAXES
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong (as a percent)	1.62%	(0.15%)	0.05%
Effective income tax rate (as a percent)	9.87%	8.10%	8.30%
Liabilities
Property and equipment basis difference	$ 169,000	$ 98,000
Total deferred tax liabilities	169,000	98,000
Provision for income taxes
Current income tax expense	2,987,000	4,550,000	4,553,000
Deferred income tax expense	71,000	112,000	118,000
Provision for income taxes, total	3,058,000	4,662,000	4,671,000
Unrecognized tax benefits
Balance at the beginning of the period	230,000	229,000
Exchange rate difference	7,000	1,000
Balance at the end of the period	237,000	230,000	229,000
Additional disclosures
Accrued interest and income tax penalties	166,000	164,000
Income taxes or income tax penalties paid	0	0
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	(825,000)	(1,312,000)	(687,000)
Per ordinary share effect - basic (in dollar per share)	$ 0.00	$ 0.00	$ 0.00
Per ordinary share effect - diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Previous EIT Law
INCOME TAXES
Income tax exemption period to foreign-invested Integrated Circuit design enterprises	2 years
Income tax rate reduction period to foreign-invested Integrated Circuit design enterprises	3 years
Preferential tax rate after partial exemption (as a percent)	50.00%
Cayman
INCOME TAXES
Withholding tax rate upon payments of dividends to shareholders (as a percent)	0.00%
BVI
INCOME TAXES
Withholding tax rate upon payments of dividends to shareholders (as a percent)	0.00%
Hong Kong | RDA Hong Kong
INCOME TAXES
Statutory income tax rate (as a percent)					16.50%
Percentage of profits claimed as offshore sourced and excluded from profits tax rate	50.00%			50.00%
Ratio of manufacturing offshore claim lodged, subject to Inland Revenue Department inquiry				1
Additional tax liabilities on rejection of preferential tax treatment	$ 2,300,000	$ 4,400,000	$ 4,500,000	$ 2,400,000
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)					16.50%
PRC
INCOME TAXES
Withholding tax for PRC subsidiaries (as a percent)	10.00%
Withholding tax rate on dividends payable to parent company in Hong Kong (as a percent)	5.00%
PRC | RDA Beijing | CIT Law
INCOME TAXES
Statutory income tax rate (as a percent)		12.50%	12.50%	12.50%
Preferential tax rate as a High and New Technology Enterprise (as a percent)	15.00%
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)		12.50%	12.50%	12.50%
PRC | RDA Shanghai | CIT Law
INCOME TAXES
Statutory income tax rate (as a percent)				15.00%
Preferential tax rate as a High and New Technology Enterprise (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Period for which preferential tax rate is applicable as a High and New Technology Enterprise (NHTE)			3 years			3 years
Reconciliation between the statutory income tax rate and the effective tax rate
Statutory income tax rate (as a percent)				15.00%